Summary of Changes In Value of Company's Level 3 Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 1,984		$ 3,395		$ 12,835
Additions due to acquisitions	33,856				2,943
Change in fair value of liabilities	730	[1]	1,237	[1]	(130)	[1]
Effects of foreign currency exchange					(467)
Payments of contingent consideration	(2,250)		(2,648)		(11,786)
Fair value - end of period	$ 34,320		$ 1,984		$ 3,395

[1]	The changes in fair value of the contingent purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.